Other Comprehensive Income - Components of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Items that will not be reclassified to profit or loss, incurred during the year
Changes in fair value of financial assets measured at fair value through other comprehensive income	¥ (138,361)	¥ 94,274	¥ 119,533
Remeasurements of defined benefit assets	(6,641)	29,253	33,791
Share of other comprehensive income of investments accounted for using the equity method	(2,953)	5,125	406
Subtotal	(147,956)	128,653	153,732
Items that will be reclassified to profit or loss, incurred during the year
Changes in fair value of cash flow hedges	6,155	(2,351)	5,404
Foreign exchange differences on translation of foreign operations	(42,391)	12,390	(28,332)
Share of other comprehensive income of investments accounted for using the equity method	(21,750)	(2,488)	8,008
Subtotal	(57,985)	7,550	(14,919)
Total	(205,942)	136,203	138,812
Items that will be reclassified to profit or loss, reclassification
Changes in fair value of cash flow hedges	(4,234)	4,678	8,533
Foreign exchange differences on translation of foreign operations	(111)	(215)	2,551
Share of other comprehensive income of investments accounted for using the equity method	62	(113)	1,854
Subtotal	(4,283)	4,349	12,939
Total	(4,283)	4,349	12,939
Items that will not be reclassified to profit or loss, before-tax
Changes in fair value of financial assets measured at fair value through other comprehensive income	(138,361)	94,274	119,533
Remeasurements of defined benefit assets	(6,641)	29,253	33,791
Share of other comprehensive income of investments accounted for using the equity method	(2,953)	5,125	406
Subtotal	(147,956)	128,653	153,732
Items that will be reclassified to profit or loss, before-tax
Changes in fair value of cash flow hedges	1,921	2,326	13,937
Foreign exchange differences on translation of foreign operations	(42,502)	12,174	(25,781)
Share of other comprehensive income of investments accounted for using the equity method	(21,687)	(2,602)	9,863
Subtotal	(62,269)	11,899	(1,980)
Total	(210,225)	140,552	151,751
Items that will not be reclassified to profit or loss, tax effect
Changes in fair value of financial assets measured at fair value through other comprehensive income	33,804	(29,051)	(33,263)
Remeasurements of defined benefit assets	3,109	(9,831)	(9,727)
Share of other comprehensive income of investments accounted for using the equity method	0	0	0
Subtotal	36,913	(38,883)	(42,991)
Items that will be reclassified to profit or loss, tax effect
Changes in fair value of cash flow hedges	(398)	(538)	(4,485)
Foreign exchange differences on translation of foreign operations	1,246	(1,582)	702
Share of other comprehensive income of investments accounted for using the equity method	0	0	0
Subtotal	847	(2,120)	(3,782)
Total	37,761	(41,003)	(46,774)
Items that will not be reclassified to profit or loss, net of tax
Changes in fair value of financial assets measured at fair value through other comprehensive income	(104,557)	65,222	86,269
Remeasurements of defined benefit assets	(3,531)	19,422	24,063
Share of other comprehensive income of investments accounted for using the equity method	(2,953)	5,125	406
Subtotal	(111,042)	89,770	110,740
Items that will be reclassified to profit or loss, net of tax
Changes in fair value of cash flow hedges	1,522	1,788	9,452
Foreign exchange differences on translation of foreign operations	(41,256)	10,592	(25,079)
Share of other comprehensive income of investments accounted for using the equity method	(21,687)	(2,602)	9,863
Subtotal	(61,421)	9,778	(5,763)
Total	¥ (172,464)	¥ 99,548	¥ 104,977